UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard U.S. Value Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (99.0%)

Auto&Transportation (4.8%)
General Motors Corp.	320,400	$ 12,835
Ford Motor Co.	644,529	9,436
Harley-Davidson, Inc.	95,400	5,796
Lear Corp.	41,800	2,550
Norfolk Southern Corp.	69,400	2,512
Burlington Northern Santa Fe Corp.	46,300	2,190
American Axle&Manufacturing Holdings, Inc.	47,900	1,469
Dana Corp.	75,600	1,310
CNF Inc.	24,600	1,232
ArvinMeritor, Inc.	35,200	787
Genuine Parts Co.	16,200	714
Delphi Corp.	71,000	640
* Kansas City Southern	28,400	504
* Dura Automotive Systems, Inc.	38,100	413
* Mesa Air Group Inc.	20,900	166
* Aviall Inc.	4,000	92
* TBC Corp.	1,800	50

		42,696

Consumer Discretionary (12.9%)
Home Depot, Inc.	555,800	23,755
Eastman Kodak Co.	265,600	8,566
* Mohawk Industries, Inc.	56,600	5,165
Jones Apparel Group, Inc.	129,700	4,743
* Bed Bath&Beyond, Inc.	107,600	4,286
Manpower Inc.	78,500	3,792
Sears, Roebuck&Co	70,700	3,608
Cendant Corp.	152,611	3,568
Lowe's Cos., Inc.	57,400	3,306
TJX Cos., Inc.	122,900	3,088
Liz Claiborne, Inc.	71,900	3,035
Kimberly-Clark Corp.	38,800	2,553
* Dollar Tree Stores, Inc.	87,900	2,521
Whirlpool Corp.	35,900	2,485
* Brinker International, Inc.	70,100	2,458
Maytag Corp.	109,300	2,306
Outback Steakhouse	44,700	2,046
Applebee's International, Inc.	75,400	1,994
IKON Office Solutions, Inc.	149,300	1,726
* Tech Data Corp.	35,600	1,616
Abercrombie&Fitch Co.	33,600	1,578
J.C. Penney Co., Inc. (Holding Co.)	38,000	1,573
Costco Wholesale Corp.	32,200	1,559
VF Corp.	26,200	1,451
* Rent-A-Center, Inc.	47,400	1,256
* CEC Entertainment Inc.	31,200	1,247
The Neiman Marcus Group, Inc. Class A	15,900	1,137
The Brink's Co.	28,400	1,122
Sabre Holdings Corp.	45,600	1,011
* Ryan's Restaurant Group, Inc.	64,900	1,001
Catalina Marketing Corp.	29,800	883
* Caesars Entertainment, Inc.	42,800	862
American Eagle Outfitters, Inc.	16,200	763
American Greetings Corp. Class A	29,700	753
* Argosy Gaming Co.	15,600	729
* Papa John's International, Inc.	20,500	706
* Consolidated Graphics, Inc.	15,300	702
Ross Stores, Inc.	24,100	696
Furniture Brands International Inc.	25,100	629
Lone Star Steakhouse&Saloon, Inc.	20,900	585
* Jack in the Box Inc.	15,800	582
* United Stationers, Inc.	11,900	550
American Woodmark Corp.	12,200	533
* Group 1 Automotive, Inc.	15,400	485
Gillette Co.	10,400	466
* BJ's Wholesale Club, Inc.	15,400	449
* Multimedia Games Inc.	27,900	440
Harrah's Entertainment, Inc.	6,000	401
Pre-Paid Legal Services, Inc.	10,400	391
McDonald's Corp.	12,000	385
Limited Brands, Inc.	14,700	338
* Office Depot, Inc.	19,400	337
* Brightpoint, Inc.	14,000	274
May Department Stores Co.	8,700	256
Blockbuster Inc. Class A	26,000	248
The Nautilus Group, Inc.	9,200	222
Sonic Automotive, Inc.	7,400	184
* California Pizza Kitchen, Inc.	6,500	149
Dollar General Corp.	6,200	129
Action Performance Cos., Inc.	11,600	127
* CSK Auto Corp.	4,100	69

		113,875

Consumer Staples (6.4%)
Altria Group, Inc.	434,500	26,548
Albertson's, Inc.	227,200	5,426
* Safeway, Inc.	254,500	5,024
Sara Lee Corp.	142,100	3,430
Reynolds American Inc.	39,900	3,136
SuperValu Inc.	69,800	2,410
Coca-Cola Enterprises, Inc.	86,400	1,801
* The Kroger Co.	98,500	1,728
Tyson Foods, Inc.	90,100	1,658
Universal Corp. (VA)	27,300	1,306
ConAgra Foods, Inc.	36,800	1,084
Nash-Finch Co.	24,000	906
Sanderson Farms, Inc.	15,800	684
PepsiCo, Inc.	7,300	381
PepsiAmericas, Inc.	13,700	291
Hormel Foods Corp.	7,300	229
Standard Commercial Tobacco Co.	11,700	228
Longs Drug Stores, Inc.	7,700	212
* Del Monte Foods Co.	5,200	57

		56,539

Financial Services (25.0%)
Fannie Mae	222,700	15,858
Washington Mutual, Inc.	358,079	15,140
CIGNA Corp.	135,800	11,077
MBNA Corp.	375,600	10,588
American International Group, Inc.	150,700	9,896
Allstate Corp.	184,500	9,542
JPMorgan Chase&Co	214,350	8,362
First Data Corp.	193,600	8,236
Freddie Mac	103,300	7,613
National City Corp.	174,313	6,545
Capital One Financial Corp.	73,600	6,198
MGIC Investment Corp.	84,900	5,850
Loews Corp.	80,500	5,659
Fidelity National Financial, Inc.	117,953	5,387
The Hartford Financial Services Group Inc.	68,800	4,768
Torchmark Corp.	80,600	4,605
Citigroup, Inc.	92,800	4,471
Bear Stearns Co., Inc.	43,000	4,399
Comerica, Inc.	65,700	4,009
UnumProvident Corp.	192,600	3,455
Bank of America Corp.	69,238	3,253
Ambac Financial Group, Inc.	37,700	3,096
KeyCorp	88,700	3,007
BB&T Corp.	69,400	2,918
First American Corp.	82,800	2,910
* Providian Financial Corp.	144,800	2,385
Lincoln National Corp.	51,000	2,381
Regions Financial Corp.	66,123	2,353
Metropolitan Life Insurance Co.	56,200	2,277
PNC Financial Services Group	37,900	2,177
SunTrust Banks, Inc.	29,000	2,143
Astoria Financial Corp.	50,000	1,998
Old Republic International Corp.	76,350	1,932
The PMI Group Inc.	43,100	1,799
Wachovia Corp.	31,400	1,652
Radian Group, Inc.	30,500	1,624
Greater Bay Bancorp	52,700	1,469
Annaly Mortgage Management Inc. REIT	73,200	1,436
Flagstar Bancorp, Inc.	59,400	1,342
LandAmerica Financial Group, Inc.	23,900	1,289
Protective Life Corp.	30,000	1,281
Countrywide Financial Corp.	33,800	1,251
Fremont General Corp.	49,000	1,234
ProLogis REIT	26,200	1,135
AmSouth Bancorp	43,400	1,124
Downey Financial Corp.	19,400	1,106
Ryder System, Inc.	21,900	1,046
Jefferson-Pilot Corp.	19,400	1,008
Commerce Group, Inc.	16,100	983
AmerUs Group Co.	21,300	965
Nationwide Financial Services, Inc.	24,800	948
Colonial BancGroup, Inc.	43,600	926
AFLAC Inc.	21,100	841
Washington Federal Inc.	29,565	785
U.S. Bancorp	24,400	764
American Financial Group, Inc.	22,700	711
People's Bank	18,000	700
Stewart Information Services Corp.	16,700	696
Aon Corp.	29,100	694
* First Federal Financial Corp.	11,400	591
Commercial Federal Corp.	19,300	573
First Horizon National Corp.	11,300	487
City National Corp.	6,700	473
Zenith National Insurance Corp.	8,400	419
FirstMerit Corp.	13,600	387
GATX Corp.	12,900	381
National Health Investors REIT	12,100	353
Capstead Mortgage Corp. REIT	32,400	342
Public Storage, Inc. REIT	6,100	340
Compass Bancshares Inc.	6,700	326
Hibernia Corp. Class A	10,400	307
Impac Mortgage Holdings, Inc. REIT	13,200	299
MAF Bancorp, Inc.	5,300	238
iStar Financial Inc. REIT	4,800	217
Horace Mann Educators Corp.	10,800	206
Regency Centers Corp. REIT	3,700	205
* Ohio Casualty Corp.	7,700	179
Sovereign Bancorp, Inc.	7,100	160
* United Rentals, Inc.	7,500	142
Anworth Mortgage Asset Corp. REIT	9,300	100
* Ocwen Financial Corp.	8,300	79
* AmeriCredit Corp.	800	20
SEI Corp.	400	17

		220,138

Health Care (9.2%)
Pfizer Inc.	786,200	21,141
Merck&Co., Inc.	393,500	12,647
Johnson&Johnson	165,700	10,509
AmerisourceBergen Corp.	126,000	7,394
Guidant Corp.	75,300	5,429
UnitedHealth Group Inc.	42,300	3,724
Aetna Inc.	24,000	2,994
Bristol-Myers Squibb Co.	115,800	2,967
Schering-Plough Corp.	134,900	2,817
* Tenet Healthcare Corp.	234,600	2,576
McKesson Corp.	57,300	1,803
* Health Net Inc.	60,200	1,738
* Humana Inc.	53,700	1,594
* Lincare Holdings, Inc.	36,900	1,574
* King Pharmaceuticals, Inc.	64,300	797
Bausch&Lomb, Inc.	10,900	703
* Ocular Sciences, Inc.	8,100	397
* Kendle International Inc.	11,200	99
* MIM Corp.	8,800	56
* US Physical Therapy, Inc.	800	12
* Kindred Healthcare, Inc.	300	9

		80,980

Integrated Oils (8.5%)
ExxonMobil Corp.	806,100	41,321
ChevronTexaco Corp.	274,100	14,393
ConocoPhillips Co.	88,454	7,680
Marathon Oil Corp.	107,200	4,032
Occidental Petroleum Corp.	57,400	3,350
Amerada Hess Corp.	34,100	2,809
Unocal Corp.	24,800	1,072

		74,657

Other Energy (2.3%)
Valero Energy Corp.	108,700	4,935
El Paso Corp.	363,200	3,777
Burlington Resources, Inc.	66,600	2,897
Anadarko Petroleum Corp.	38,900	2,521
Apache Corp.	25,100	1,269
Sunoco, Inc.	14,400	1,177
* Tesoro Petroleum Corp.	36,100	1,150
* National-Oilwell, Inc.	21,500	759
Kerr-McGee Corp.	12,300	711
* Stone Energy Corp.	11,100	500
* Cal Dive International, Inc.	8,300	338

		20,034

Materials &Processing (3.3%)
Lafarge North America Inc.	43,100	2,212
* USG Corp.	49,100	1,977
Nucor Corp.	34,300	1,795
Dow Chemical Co.	35,500	1,758
* Owens-Illinois, Inc.	72,800	1,649
Sherwin-Williams Co.	36,100	1,611
Precision Castparts Corp.	22,100	1,452
Steel Dynamics, Inc.	33,900	1,284
Praxair, Inc.	28,200	1,245
* FMC Corp.	25,500	1,232
* American Standard Cos., Inc.	28,700	1,186
* Shaw Group, Inc.	61,600	1,100
Commercial Metals Co.	21,300	1,077
Georgia Gulf Corp.	19,000	946
Archer-Daniels-Midland Co.	36,800	821
Mueller Industries Inc.	25,000	805
Corn Products International, Inc.	14,700	787
York International Corp.	19,500	674
Sonoco Products Co.	21,000	623
* URS Corp.	18,500	594
* Griffon Corp.	20,100	543
* OM Group, Inc.	16,500	535
Allegheny Technologies Inc.	24,400	529
Worthington Industries, Inc.	24,900	488
Smurfit-Stone Container Corp.	24,100	450
Bemis Co., Inc.	15,100	439
Lubrizol Corp.	11,400	420
* EMCOR Group, Inc.	7,900	357
Cleveland-Cliffs Inc.	3,100	322
Ryerson Tull, Inc.	9,500	150
* NCI Building Systems, Inc.	2,600	97
* Neenah Paper Inc.	1,218	40

		29,198

Producer Durables (5.1%)
The Boeing Co.	75,400	3,903
D. R. Horton, Inc.	92,797	3,741
Pulte Homes, Inc.	54,000	3,445
* Lexmark International, Inc.	40,400	3,434
Lockheed Martin Corp.	53,300	2,961
Centex Corp.	48,200	2,872
* Toll Brothers, Inc.	39,400	2,703
Ryland Group, Inc.	42,400	2,440
Beazer Homes USA, Inc.	16,200	2,369
Lennar Corp. Class A	39,200	2,222
MDC Holdings, Inc.	22,800	1,971
Illinois Tool Works, Inc.	21,000	1,946
KB HOME	17,900	1,869
Standard Pacific Corp.	29,100	1,866
* Meritage Corp.	16,100	1,814
Pentair, Inc.	41,400	1,803
* NVR, Inc.	1,600	1,231
W.W. Grainger, Inc.	15,300	1,019
Goodrich Corp.	30,200	986
NACCO Industries, Inc. Class A	7,400	780
* General Cable Corp.	38,300	530
* Xerox Corp.	20,400	347

		46,252

Technology (4.8%)
* Dell Inc.	526,800	22,199
Hewlett-Packard Co.	315,200	6,610
Electronic Data Systems Corp.	162,900	3,763
* Oracle Corp.	153,000	2,099
* Ingram Micro, Inc. Class A	93,300	1,941
Motorola, Inc.	107,300	1,846
Raytheon Co.	22,800	885
Rockwell Automation, Inc.	17,200	852
Harris Corp.	7,500	463
* Arrow Electronics, Inc.	12,200	296
Anixter International Inc.	6,400	230
* Freescale Semiconductor, Inc.	12,146	223
* ManTech International Corp.	7,400	176
* Pomeroy IT Solutions, Inc.	11,500	175
* Avnet, Inc.	7,400	135
* Ciber, Inc.	6,600	64
* SBS Technologies, Inc.	3,400	47
* Pixelworks, Inc.	1,800	20

		42,024

Utilities (15.0%)
Verizon Communications Inc.	666,702	27,008
SBC Communications Inc.	1,010,800	26,048
BellSouth Corp.	515,400	14,323
AT&T Corp.	519,680	9,905
* PG&E Corp.	202,000	6,723
American Electric Power Co., Inc.	160,700	5,518
Duke Energy Corp.	189,700	4,805
Edison International	97,800	3,133
TXU Corp.	41,500	2,679
Exelon Corp.	59,700	2,631
Sprint Corp.	94,100	2,338
DTE Energy Co.	53,500	2,307
Public Service Enterprise Group, Inc.	42,500	2,200
Sempra Energy	57,400	2,105
ALLTEL Corp.	33,100	1,945
Progress Energy, Inc.	35,500	1,606
PPL Corp.	28,300	1,508
* AES Corp.	98,600	1,348
Puget Energy, Inc.	52,600	1,299
FPL Group, Inc.	15,600	1,166
FirstEnergy Corp.	28,800	1,138
Xcel Energy, Inc.	56,500	1,028
CenterPoint Energy Inc.	86,200	974
TECO Energy, Inc.	62,500	959
Consolidated Edison Inc.	19,400	849
PNM Resources Inc.	33,450	846
* Allegheny Energy, Inc.	42,500	838
* CMS Energy Corp.	77,700	812
Energy East Corp.	28,500	760
OGE Energy Corp.	28,100	745
Duquesne Light Holdings, Inc.	35,100	662
Southern Co.	17,500	587
Pinnacle West Capital Corp.	11,400	506
Great Plains Energy, Inc.	15,400	466

		131,765

Other (1.7%)
General Electric Co.	156,600	5,716
Johnson Controls, Inc.	43,600	2,766
SPX Corp.	50,100	2,007
Honeywell International Inc.	35,800	1,268
Brunswick Corp.	20,700	1,025
Lancaster Colony Corp.	22,400	960
GenCorp, Inc.	24,800	460
Eaton Corp.	6,200	449

		14,651

TOTAL COMMON STOCKS
(Cost $750,016)		872,809

TEMPORARY CASH INVESTMENTS (2.0%)

Money Market Fund (1.8%)
Vanguard Market Liquidity Fund, 2.26%**	15,641,032	15,641
	Face
	Amount
	(000)

U.S. Government Obligation (0.2%)
U.S. Treasury Bill
1.89%, 3/24/2005	$ 2,000	1,990

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $17,633)		17,631

TOTAL INVESTMENTS (101.0%)
(Cost $767,649)		890,440

OTHER ASSETS AND LIABILITIES-NET (-1.0%)		(9,129)
NET ASSETS (100%)		881,311

* Non-income-producing security.

** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $767,649,000. Net unrealized appreciation investment securities for tax purposes was $122,791,000, consisting of unrealized gains of $138,448,000 on securities that had risen in value since their purchase and $15,657,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.